Lease (Details) - Schedule of Supplemental balance sheet information ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Schedule of Supplemental balance sheet information [Abstract]
ROU assets	¥ 879,348	¥ 1,851,729	$ 134,766
Operating lease liabilities – current	(365,049)	(589,467)	(55,946)
Operating lease liabilities – non current	¥ (580,562)	¥ (1,393,691)	$ (88,975)
Weighted average remaining lease terms	7 years 8 months 15 days	7 years 7 months 6 days	7 years 8 months 15 days
Weighted average incremental borrowing rate	10.75%	10.53%